Stock Options (Tables)	12 Months Ended
Oct. 31, 2020
Stock Options
Schedule of stock option movements

	Number	Exercise price (CAD$)
Balance - November 1, 2018	-	-
Granted to service provider	150,000	0.44
Granted to service provider	500,000	0.44
Balance - October 31, 2019	650,000	0.44
Granted to employees	3,575,000	0.15
Forfeitures by service provider	(150,000)	0.44
Forfeitures by employees	(355,000)	0.15
Balance - October 31, 2020	3,720,000	$0.19

Schedule of fair value of options

○	Expected dividend yield	Nil%

○	Risk-free interest rate	1.710%

○	Expected life	3.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of options at the grant date based

○	Expected dividend yield	Nil%

○	Risk-free interest rate	1.710%

○	Expected life	3.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of options vested

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.25%

○	Expected life	4.0 years

○	Expected volatility	131%

Schedule of vesting terms

Number granted	Vesting terms
1,270,000	Fully vested on grant date
1,500,000	1/3 on grant date, 1/3 three months from grant date, 1/3 ten months from grant date
220,000	1/2 on grant date, 1/4 on first anniversary of grant date, 1/4 on second anniversary of grant date
235,000	1/4 on grant date, 1/4 on first anniversary of grant date, 1/4 on second anniversary of grant date, 1/4 on third anniversary of grant date
250,000	1/4 on first anniversary of grant date, 1/4 on second anniversary of grant date, 1/4 on third anniversary of grant date, 1/4 on fourth anniversary of grant date
100,000	One year from start date of employment
3,575,000

Schedule of stock options were issued and outstanding

Exercise price	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry date
$0.44	500,000	500,000	1.2	01-Jan-22
0.15	3,120,000	2,112,500	3.7	09-Jul-24
0.15	100,000	-	3.7	20-Jul-24
$0.19	3,720,000	2,612,500	3.4

As at October 31, 2019, the following Stock Options were issued and outstanding:

Exercise Price	Stock Options Outstanding	Remaining Contractual Life (Years)	Expiry Date
$0.44	150,000	2.08	November 30, 2021
$0.44	500,000	2.17	January 1, 2022
	650,000	2.15